Schedule I Summary of Investments Other Than Investments in Related Parties	12 Months Ended
Dec. 31, 2018
Schedule I Summary of Investments Other Than Investments in Related Parties

Lincoln Benefit Life Company

(A Wholly-Owned Subsidiary of LBL HoldCo II, Inc.)

Schedule I Summary of Investments Other Than Investments in Related Parties

December 31, 2018	Amortized Cost	Fair Value	Amount at which shown in the Consolidated Balance Sheet
($ in thousands)
Type of Investment
Fixed maturities:
Available for sale
U.S. Treasury Securities and Obligations of U.S. Government Authority and Agencies	$305,336	$301,926	$301,926
Obligations of U.S. States and Political Subdivisions	747,872	762,465	762,465
Foreign government	22,476	19,977	19,977
All other corporate bonds	5,830,098	5,524,406	5,524,406
ABS	404,935	392,045	392,045
CMBS	307,430	300,967	300,967
RMBS	83,965	87,688	87,688
Redeemable preferred stock	14,800	14,800	14,800

Total fixed maturities, available for sale	$7,716,912	$7,404,274	$7,404,274
Trading securities	194,785	197,651	197,651
Fair value option securities	10,603	10,028	10,028

Total fixed maturities	$7,922,300	$7,611,953	$7,611,953
Other securities:
Common stock	$6,988	$6,988	$6,988
Commercial mortgage loans	853,073	852,034	853,073
Derivatives	13,527	2,976	2,976
Policy loans	176,782	176,782	176,782
Short-term investments	269,016	269,016	269,016

Total other securities	$1,319,386	$1,307,796	$1,308,835

Total investments	$9,241,686	$8,919,749	$8,920,788